Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of Dividends Payable
On January 26, 2026 the Company's Board of Directors approved and declared a cash dividend on its issued and outstanding preference shares, payable on March 15, 2026 or the next business day thereafter to holders of record at the close of business on March 9, 2026 as follows:

Preference Share Series	Dividend Rate	Dividend Per Share
Series A	8.500%	$0.5312500
Series B	8.000%	$0.5000000
Series C	7.375%	$0.4609375
Series D	6.875%	$0.4296875
Series E	5.750%	$0.3593750
Series F	7.625%	$0.4765625
Series G	7.500%	$0.3281000